UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05652

DREYFUS MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Municipal Income, Inc.
Statement of Investments
December 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--146.1%	Amount ($)		Value ($)

Alabama--8.8%

Jefferson County:
Limited Obligation School Warrants
5.50%, 1/1/2021	4,000,000		4,341,840
Sewer Revenue, Capital Improvement
5.75%, 2/1/2009 (Insured; FGIC)	7,500,000	a	8,098,125

The Board of Trustees of the University of Alabama, HR
(University of Alabama at Birmingham)
5.875%, 9/1/2031 (Insured; MBIA)	4,620,000		5,056,174

Alaska--3.6%

Alaska Housing Finance Corp.,
General Mortgage Revenue
6.05%, 6/1/2039 (Insured; MBIA)	6,845,000		7,083,890

Arkansas--1.5%

Independence County, PCR
(Entergy Arkansas Inc. Project) 5%, 1/1/2021	3,000,000		3,042,810

California--13.0%

ABAG Financial Authority For Nonprofit Corps.,
Insured Revenue, COP
(Odd Fellows Home of California)
6%, 8/15/2024	5,000,000		5,200,250

California Department of Veteran Affairs,
Home Purchase Revenue
5.20%, 12/1/2028	5,000,000		5,002,800

California Health Facilities Financing Authority,
Revenue (Sutter Health)
6.25%, 8/15/2035	2,500,000		2,786,875

California Statewide Communities Development Authority,
COP (Catholic Healthcare West)
6.50%, 7/1/2020	5,000,000		5,710,950

Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-Backed Bonds
5%, 6/1/2045	3,500,000		3,529,960
Tobacco Settlement Asset-Backed Bonds
7.80%, 6/1/2042	3,000,000		3,609,030

Colorado--4.4%

City and County of Denver, Airport Revenue
(Special Facilities-United Airlines Inc. Project)
6.875%, 10/1/2032	2,480,000	b	2,342,310

Colorado Springs, HR:
6.375%, 12/15/2010	2,835,000	a	3,211,233
6.375%, 12/15/2030	2,890,000		3,157,585

District of Columbia--2.0%

District of Columbia, Revenue
(Catholic University America Project)
5.625%, 10/1/2029 (Insured; AMBAC)	2,080,000		2,232,547

District of Columbia Housing Finance Agency,
SFMR 7.45%, 12/1/2030
(Collateralized: FHA, FNMA, GNMA and GIC; Trinity Funding)	1,650,000		1,706,084

Florida--1.4%

Orange County Health Facilities Authority, Revenue
(Orlando Regional Healthcare System)
6%, 10/1/2026	1,500,000		1,583,355

South Lake County Hospital District,
Revenue (South Lake Hospital Inc.)
5.80%, 10/1/2034	1,095,000		1,143,071

Georgia--.5%

Development Authority of the City of Milledgeville
and Baldwin County, Revenue
(Georgia College and State University Foundation
Property III, LLC Student Housing System Project)
5.25%, 9/1/2019	1,000,000		1,050,300

Illinois--10.6%

Chicago:
6.125%, 7/1/2010 (Insured; FGIC)	3,685,000	a	4,126,094
6.125%, 7/1/2010 (Insured; FGIC)	315,000	a	352,705

Illinois Development Finance Authority, Revenue
(Community Rehabilitation Providers Facilities
Acquisition Program)
8.75%, 3/1/2010	75,000		75,281

Illinois Health Facilities Authority, Revenue:
(Advocate Health Care Network)
6.125%, 11/15/2010	5,800,000	a	6,469,784
(OSF Healthcare System)
6.25%, 11/15/2009	7,000,000	a	7,770,280
(Swedish American Hospital)
6.875%, 5/15/2010	2,000,000	a	2,257,060

Indiana--1.4%

Franklin Township School Building Corp. (Marion County)
First Mortgage 6.125%, 7/15/2010	2,500,000	a	2,814,675

Kansas--1.3%

Unified Government of Wyandotte County/Kansas City,
Tax-Exempt Sales Tax Special Obligation Revenue
(Redevelopment Project Area B)
5%, 12/1/2020	2,500,000		2,588,725

Maryland--4.9%

Maryland Economic Development Corp.,
Student Housing Revenue (University of Maryland,
College Park Project)
5.625%, 6/1/2035	2,000,000		2,093,000

Maryland Health and Higher Educational
Facilities Authority, Revenue
(The John Hopkins University Issue)
6%, 7/1/2009	7,000,000	a	7,671,790

Massachusetts--6.7%

Massachusetts Bay Transportation Authority, Assessment
5%, 7/1/2034	5,000,000		5,219,900

Massachusetts Health and Educational Facilities Authority,
Healthcare System Revenue (Covenant Health)
6%, 7/1/2031	2,500,000		2,675,700

Massachusetts Industrial Finance Agency, Revenue
(Water Treatment-American Hingham)
6.95%, 12/1/2035	5,235,000		5,401,892

Michigan--3.6%

Hancock Hospital Finance Authority,
Mortgage Revenue (Portgage Health)
5.45%, 8/1/2047 (Insured; MBIA)	2,200,000		2,290,178

Michigan Strategic Fund, SWDR
(Genesee Power Station Project)
7.50%, 1/1/2021	4,800,000		4,790,592

Minnesota--1.4%

Minnesota Agricultural and Economic Development Board,
Health Care System Revenue
(Fairview Health Services):
6.375%, 11/15/2010	2,420,000	a	2,740,335
6.375%, 11/15/2029	80,000		86,938

Mississippi--3.1%

Mississippi Business Finance Corp., PCR
(System Energy Resource Inc. Project)
5.875%, 4/1/2022	6,000,000		6,099,600

Missouri--4.1%

Health and Educational Facilities Authority of the State
of Missouri, Health Facilities Revenue:
(BJC Health System)
5.25%, 5/15/2032	2,500,000		2,619,475
(Saint Anthony's Medical Center)
6.25%, 12/1/2010	2,500,000	a	2,819,300

Missouri Development Finance Board, Infrastructure
Facilities Revenue (Branson Landing Project)
5%, 6/1/2035	2,500,000		2,533,650

Missouri Housing Development Commission,
SFMR (Homeownersip Loan Program)
6.30%, 9/1/2025 (Collateralized: FNMA and GNMA)	220,000		223,227

Nevada--2.2%

Clark County, IDR (Southwest Gas Corp.)
6.10%, 12/1/2038 (Insured; AMBAC)	4,000,000		4,394,040

New Jersey--.8%

New Jersey Economic Development Authority,
Cigarette Tax Revenue
5.50%, 6/15/2031	1,610,000		1,668,862

New Mexico--2.7%

Farmington, PCR (Public Service Co. San Juan)
6.30%, 12/1/2016	3,000,000		3,126,930

New Mexico Mortgage Finance Authority,
(Single Family Mortgage Program)
6.85%, 9/1/2031 (Collateralized:FHLMC and GNMA)	2,100,000		2,163,504

New York--.8%

Long Island Power Authority,
Electric System Revenue
5%, 9/1/2027	1,500,000		1,551,540

North Carolina--6.0%

Gaston County Industrial Facilities and Pollution
Control Financing Authority, Exempt Facilities Revenue
(National Gypsum Co. Project) 5.75%, 8/1/2035	1,500,000		1,567,740

North Carolina Capital Facilities Finance Agency,
Revenue (Duke University Project)
5.25%, 7/1/2042	5,000,000		5,256,050

North Carolina Eastern Municipal Power Agency,
Power System Revenue
5.125%, 1/1/2026	3,000,000		3,101,550

North Carolina Housing Finance Agency (Home Ownership)
6.25%, 1/1/2029	1,860,000		1,933,563

Ohio--4.8%

Cuyahoga County, Hospital Improvement Revenue
(The Metrohealth System Project)
6.125%, 2/15/2009	5,000,000	a	5,450,150

Ohio Housing Finance Agency,
Residential Mortgage Revenue
5.75%, 9/1/2030 (Collateralized; GNMA)	260,000		260,889

Rickenbacker Port Authority, Capital Funding
Revenue (OASBO Expanded Asset Pooled)
5.375%, 1/1/2032	3,590,000		3,908,864

Oklahoma--1.3%

Oklahoma Development Finance Authority, Revenue
(Saint John Health System)
6%, 2/15/2029	2,500,000		2,674,700

Pennsylvania--7.7%

Delaware County Industrial Development Authority,
Water Facilities Revenue (Aqua Pennsylvania,
Inc. Project) 5%, 11/1/2038 (Insured; FGIC)	3,375,000		3,457,823

Pennsylvania Economic Development Financing Authority,
RRR (Northampton Generating Project)
6.60%, 1/1/2019	3,500,000		3,507,105

Sayre Health Care Facilities Authority,
Revenue (Guthrie Health)
5.875%, 12/1/2031	7,750,000		8,315,828

South Carolina--9.4%

Lancaster Educational Assistance Program, Inc.,
Installment Purchase Revenue (The School District
of Lancaster County, South Carolina, Project)
5%, 12/1/2026	5,000,000		5,093,850

Medical University of South Carolina,
Hospital Facilities Revenue
6%, 7/1/2009	2,500,000	a	2,734,725

Piedmont Municipal Power Agency, Electric Revenue
5.25%, 1/1/2021	3,500,000		3,553,760

Tobacco Settlement Revenue Management Authority,
Tobacco Settlement Asset - Backed Bonds:
6.375%, 5/15/2028	2,900,000		3,107,234
6.375%, 5/15/2030	3,750,000		4,217,288

Tennessee--1.5%

The Health, Educational and Housing Facility Board of
the City of Chattanooga, Revenue
(CDFI Phase I, LLC Project)
5.125%, 10/1/2035	3,000,000	2,954,700

Texas--13.4%

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International Airport,
Joint Revenue Improvement
5%, 11/1/2035 (Insured; FSA)	2,500,000		2,516,825

Gregg County Health Facilities Development Corp.,
HR (Good Shepherd Medical Center Project)
6.375%, 10/1/2025 (Insured; Radian)	2,500,000		2,763,200

Harris County Health Facilities Development Corp.,
HR (Memorial Hermann Healthcare)
6.375%, 6/1/2011	3,565,000	a	4,059,465

Industrial Development Corp. of Port of Corpus
Christi, Revenue
(Valero Refining and Marketing Co. Project)
5.40%, 4/1/2018	2,350,000		2,442,943

Port of Corpus Christi Authority of Nueces County,
Revenue (Union Pacific Corp. Project)
5.65%, 12/1/2022	4,500,000		4,750,560

Sabine River Authority of Texas, PCR
(TXU Energy Co. LLC Project)
6.15%, 8/1/2022	2,500,000		2,742,675

Texas, Veterans Housing Assistance Program
6.10%, 6/1/2031 (Collateralized; FHA)	7,000,000		7,411,670

Utah--1.6%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	2,765,000		2,794,392

Utah Housing Finance Agency,
Single Family Mortgage
6%, 1/1/2031 (Collateralized; FHA)	320,000		322,723

Vermont--1.2%

Vermont Educational and Health Buildings
Financing Agency, Revenue
(Saint Michael's College Project)
6%, 10/1/2028	1,500,000		1,682,460

Vermont Housing Finance Agency,
Single Family Housing
6.40%, 11/1/2030 (Insured; FSA)	645,000		650,302

Washington--3.8%

Public Utility District Number 1 of Pend Orielle County,
Electric Revenue
6.375%, 1/1/2015	2,000,000		2,040,160

Washington Higher Education Facilities Authority,
Revenue (Whitman College Project)
5.875%, 10/1/2009	5,000,000	a	5,435,000

West Virginia--3.9%

Braxton County, SWDR
(Weyerhaeuser Co. Project)
5.80%, 6/1/2027	7,450,000		7,655,173

Wisconsin--3.8%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
7%, 6/1/2028	2,500,000		2,778,050

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.)
5.60%, 2/15/2029	4,575,000		4,700,401

Wyoming--1.8%

Sweetwater County, SWDR (FMC Corp. Project):
7%, 6/1/2024	2,000,000		2,022,740
5.60%, 12/1/2035	1,500,000		1,521,465

U.S. Related--7.1%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
6.319%, 7/1/2038 (Insured; MBIA)	4,000,000	c,d	4,303,840
6.319%, 7/1/2038 (Insured; MBIA)	5,000,000	c,d	5,379,800

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue, Residual Certificates
6.16%, 7/1/2015 (Insured; AMBAC)	4,000,000	c,d	4,349,880

Total Long-Term Municipal Investments
(cost $270,854,129)			289,933,789

Short-Term Municipal Investments--2.1%

Louisiana--2.0%
New Orleans, Sewerage Service, BAN
3%, 7/26/2006	4,000,000	3,878,320
Texas--.1%
Harris County Health Facilities Development Corp.,
Special Facilities Revenue
(Texas Medical Center Project) 3.70%
(Insured; MBIA)	200,000 e	200,000
Total Short-Term Municipal Investments		4,078,320
(cost $4,154,000)
Total Investments (cost $275,008,129)	148.2%	294,012,109
Cash and Receivables (Net)	2.2%	4,377,550
Preferred Stock, at redemption value	(50.4%)	(100,000,000)
Net Assets applicable to Common Shareholders	100.0%	198,389,659
Notes to Statements of Investments:

a	These securites are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing security; interest payments in default.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $14,033,520 or 7.1% of net assets applicable to common shareholders.
d	Inverse floater security--the interest rate is subject to change periodically.
e	Securities payable on demand. Variable interest rate--subject to periodic change.
f	At December 31, 2005, the fund had $53,859,259 or 27.1% of net assets applicable to common shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL INCOME, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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